S000040853 [Member] Investment Objectives and Goals - Bridge Builder Core Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Core Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bridge Builder Core Bond Fund (the “Fund” or the “Core Bond Fund”) is to provide total return (capital appreciation plus income).